Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

August 27, 2025

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	VanEck Funds (the “Registrant”)
File No.: 333-288888
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as certification that the forms of information statement/prospectus and statement of additional information, each dated August 22, 2025, that would have been filed under paragraph (b) of Rule 497 of the 1933 Act would not have differed from those filed in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”). The Amendment was filed with the U.S. Securities and Exchange Commission electronically on August 22, 2025 (Accession No. 0000768847-25-000174).
If you have any questions or comments regarding this filing, please telephone me at (215) 564-8149 or, in my absence, Michael E. Schapiro, Esquire, at (202) 507-5163.

Very truly yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

Stradley Ronon Stevens & Young, LLP  |  stradley.com
Chicago  |  Los Angeles  |  New York  |  Philadelphia  |  Washington, D.C.